Loan Receivable (Details) - USD ($)	Dec. 31, 2024	Oct. 01, 2024	Sep. 29, 2024	Jan. 08, 2025	Aug. 11, 2022
Lone Receivable [Line Items]
Loan receivable balance				$ 4,600,000
Minority shareholder	$ 500,000
Third Party [Member]
Lone Receivable [Line Items]
Loan agreement amount			$ 4,000,000
Monthly interest rate			5.00%
Loan agreement, term			1 month
Payments of loans			$ 4,000,000
Loaned amount		$ 4,000,000
Loan issuance date		Oct. 01, 2024
Loan receivable balance	4,600,000
Accrued interest income	$ 600,000
Color Star Technology Ohio Inc. [Member]
Lone Receivable [Line Items]
Percentage of shareholders					100.00%
Subsequent Event [Member] | Color Star Technology Ohio Inc. [Member] | Related Party [Member]
Lone Receivable [Line Items]
Percentage of shareholders				1.00%